GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	Aug. 14, 2017 USD ($) shares	May 11, 2016 USD ($) shares	Feb. 29, 2016 USD ($)	May 11, 2015 USD ($) shares	Apr. 01, 2015 USD ($) item shares	Aug. 31, 2017 USD ($) $ / shares shares	May 16, 2016 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Accumulated deficit								$ 26,472	$ 24,704
Total shareholders' equity								1,712	1,860	$ 6,149	$ 5,632
Net loss								1,768	5,221	4,739
Cash flows used in operating activities								668	726	(818)
Ordinary shares issued | shares	200,803			75,757			216,158
Value of shares issued	$ 400			$ 500			$ 700	400	700
Total net shareholder's contribution										20
Working capital deficiency								1,409
Value of ordinary shares issued at Closing										4,515
Contingent earn-out consideration, net										$ (6,532)
Private Placement [Member]
Business Acquisition [Line Items]
Ordinary shares issued | shares	200,803	216,158
Value of shares issued	$ 400	$ 700
Vexigo Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired					100.00%
Cash consideration paid at Closing Date					$ 3,000
Number of additional payments to be made | item					2
Additional payments to be made on each date					$ 500
Period from the closing date for additional payment, one					3 months
Period from the closing date for additional payment, two					6 months
Maximum earnout payment					$ 16,000
Period from the closing date for payment of earnout payments					5 years 6 months
Value of shares issued		$ 400					$ 400
Aggregate payment for consideration			$ 2,600						1,400
Outstanding balance due									$ 1,200
Dividends payable					$ 1,000
Working outstanding capital					$ 600
Amount of debt converted into shares						$ 1,220
Amount of debt converted into shares to warrants, shares | shares						400,000
Warrant exercise price | $ / shares						$ 3
Warrant term						5 years
Ordinary shares issued at Closing | shares					1,038,363
Value of ordinary shares issued at Closing					$ 4,368
Contingent earn-out consideration, net					$ 6,532
Vexigo Ltd [Member] | Cash balance lower than $2,500 [Member]
Business Acquisition [Line Items]
Optimum cash balance amount			$ 2,500